Offerings - Offering: 1	Aug. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 3,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 459,300.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the "Securities Act"). There are being registered under this Registration Statement such indeterminate number of debt securities of Hydro One Inc., which collectively shall have an aggregate principal amount not to exceed US$3,000,000,000.